Subsequent Events Financing Activity (Details) (USD $)	12 Months Ended						0 Months Ended																	6 Months Ended			6 Months Ended			0 Months Ended			0 Months Ended						0 Months Ended				0 Months Ended		0 Months Ended			0 Months Ended
	Dec. 31, 2012 sqft	Dec. 19, 2013 Subsidiary	Jan. 17, 2013 sqft	Mar. 09, 2012 sqft	Dec. 31, 2011	Dec. 31, 2010 sqft	Apr. 25, 2013 Subsequent Event	Feb. 10, 2012 Minimum	Feb. 10, 2012 Maximum	Dec. 19, 2013 Thomas Properties Group, Inc [Member] Subsequent Event	Mar. 25, 2013 Tampa Fund II Assets Subsequent Event sqft	Feb. 20, 2013 Phoenix Tower sqft	Feb. 21, 2013 Phoenix Tower Subsequent Event sqft	Dec. 31, 2012 Corporate Center Four at International Plaza sqft	Dec. 31, 2012 NASCAR Plaza		Dec. 31, 2011 NASCAR Plaza		Dec. 31, 2012 Hayden Ferry Lakeside II sqft		Dec. 31, 2011 Hayden Ferry Lakeside II		Jun. 28, 2013 Hayden Ferry Lakeside II Subsequent Event sqft	Jun. 27, 2013 Hayden Ferry II Original Mortgage Hayden Ferry Lakeside II Subsequent Event	Jun. 28, 2013 Hayden Ferry II Original Mortgage Hayden Ferry Lakeside II Subsequent Event	Aug. 01, 2013 Hayden Ferry II Modified Mortgage Hayden Ferry Lakeside II Subsequent Event	Jun. 27, 2013 Hayden Ferry II Modified Mortgage Hayden Ferry Lakeside II LIBOR Minimum Subsequent Event	Jun. 28, 2013 Hayden Ferry II Modified Mortgage Hayden Ferry Lakeside II LIBOR Minimum Subsequent Event	Jun. 28, 2013 Hayden Ferry II Modified Mortgage Hayden Ferry Lakeside II LIBOR Maximum Subsequent Event	Feb. 21, 2013 Mortgages Phoenix Tower Subsequent Event	Mar. 07, 2013 Mortgages Deerwood Portfolio Subsequent Event	Mar. 25, 2013 Mortgages Tampa Fund II Assets Subsequent Event	May 31, 2013 Mortgages Corporate Center Four at International Plaza Subsequent Event sqft	Aug. 01, 2013 Mortgages Corporate Center Four at International Plaza Subsequent Event	Jun. 12, 2013 Mortgages Cypress Center and NASCAR Plaza Subsequent Event Mortgage	Jun. 12, 2013 Mortgages Cypress Center Subsequent Event sqft	Jun. 12, 2013 Mortgages NASCAR Plaza Subsequent Event sqft	Jun. 12, 2013 Wells Fargo Unsecured Term Loan $120 million Subsequent Event	Mar. 25, 2013 Public offering Subsequent Event	Mar. 25, 2013 Pursuant to the exercise of the underwriters Subsequent Event	Dec. 19, 2013 Thomas Properties Group, Inc [Member] Subsequent Event	Dec. 19, 2013 Parent Company Subsequent Event	Dec. 19, 2013 Parent Company Thomas Properties Group, Inc [Member] Subsequent Event	Dec. 19, 2013 Thomas Properties Group, L.P. [Member] Subsequent Event	Dec. 19, 2013 Subsidiaries Subsequent Event Mortgage	Dec. 19, 2013 Subsidiaries Thomas Properties Group, L.P. [Member] Subsequent Event	Dec. 19, 2013 CityWestPlace Subsidiaries Subsequent Event sqft	Dec. 19, 2013 CityWestPlace I and II Mortgages Subsequent Event	Dec. 19, 2013 CityWestPlace III and IV Mortgages Subsequent Event
Debt Instrument [Line Items]
Modified mortgage loan	$ 605,889,000																													$ 80,000,000.0	$ 84,500,000	$ 40,700,000	$ 22,500,000		$ 55,000,000
Amortization period of loan principal (in years)																														25 years	30 years
Remaining ownership by noncontrolling owners purchased (in percent)																																70.00%
Proportionate share of mortgage loan																																58,100,000
Number of common stock sold in public offering																																							11,000,000.0	1,650,000.00
Stock offering price ( in USD per share)																																							$ 17.25
Net proceeds form the offering																																							209,000,000
Payment to redeem preferred shares							136,300,000
Expected charge related to the redemption of preferred stock							6,600,000
Modified first mortgage principal balance															42,977,000	[1],[2],[3]	0	[1],[2],[3]	48,125,000	[1],[4]	0	[1],[4]											36,000,000															117,700,000	93,500,000
Weighted average interest rate (in percent)				7.10%																														4.60%	3.60%
Rate at which reference rate is fixed	1.50%																																3.30%
Fixed base rate of variable interest rate																									1.50%	1.70%
Notional amount																																	13,500,000.0
Loan amount	262,000,000																																					120,000,000.0
Number of first mortgages																																			2
Quarterly principal payments on existing mortgages																								625,000
Interest only period of mortgage (in years)	0 years 43 months 0 days																																24 months
Variable rate basis																											LIBOR
Basis spread on variable rate (in percent)								2.50%	3.50%																			2.50%	3.50%
Common stock, par value (in dollars per share)	$ 0.001				$ 0.001																																				$ 0.01	$ 0.001		$ 0.01	$ 0.001
Stock Issued During Period, Shares, Acquisitions																																											18,362,513			4,537,110
Common stock exchange ratio										0.3822
Business Combination, Consideration Transferred1																																											$ 331,400,000			$ 81,900,000
Number of mortgages assumed																																													3
Number of subsidiaries assumed mortgage loans		2
Number of nonrecourse mortgages assumed																																													2
Area of real estate property (in square feet)	11,900,000		260,000	337,000		163,000					788,000	629,000	629,000	250,000					300,000				299,000										250,000			286,000	394,000										1,400,000
Interest rate on mortgage (in percent)	1.50%											3.90%			4.70%															3.90%	3.90%																	6.16%	5.03%
Prepaid not allowed prior to 90 days prior to the maturity date																																																90 days
Prepaid fee percentage of prepaid amount																																																	1.00%
No prepayment fee during the last 60 days prior to maturity																																																	60 days

[1]	The mortgage loans secured by these properties have variable interest rates that have been fixed by interest rate swap agreements.
[2]	The Company assumed the existing loan on NASCAR Plaza upon acquisition in December 2012. The note bears interest at a stated interest rate of 4.7% and has been marked-to-market for GAAP purposes.
[3]	Effective December 31, 2012 the Company assumed the mortgage secured by NASCAR Plaza and also the swap associated with this mortgage. The notional amount of the swap is $30 million which fixes LIBOR at 2.3%, which resulted in an all-in interest rate of 3.4%. The interest rate swap matures on February 1, 2016.
[4]	The Hayden Ferry II mortgage provides for quarterly payments of $625,000 through February 2015 with payments based on a 25 year amortization thereafter until maturity. Additionally, the mortgage bears interest at LIBOR plus the applicable spread which ranges between 250 and 350 basis points. Fund II entered into an interest rate swap that fixed the LIBOR rate associated with this loan at 1.5% through January 25, 2018. This loan is cross-defaulted with Hayden Ferry I.